Earnings Per Share (Details) - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Net Income Attributable to Zhongchao Inc.’s shareholders		$ 4,046,670	$ 3,019,323	$ 1,529,280
Weighted average number of ordinary share outstanding
Basic and Diluted	[1]	21,600,135	20,764,245	19,562,121
Earnings per share
Basic and Diluted	[1]	$ 0.187	$ 0.145	$ 0.078

[1]	The number of shares are presented on a retroactive basis to reflect the reorganization.